THE LAW OFFICE OF
                           RONALD N. VANCE, P.C.
                              Attorney at Law
                             AMERICAN PLAZA II
                             57 WEST 200 SOUTH
                                 SUITE 310
                         SALT LAKE CITY, UTAH 84101


ALSO ADMITTED IN CALIFORNIA(INACTIVE)                TELEPHONE (801) 359-9300
                                                           FAX (801) 359-9310
                                                     EMAIL: rnvance@qwest.net


                                 May 30, 2006


Tia Jenkins
Senior Assistant Chief Accountant
Office of Emerging Growth Companies
Securities and Exchange Commission
Mail Stop 05-11
Washington, D.C. 20549

     Re:  Cygni Investments, Inc. (the "Company")
          Form 10-KSB for Fiscal Year Ended December 31, 2005
          Form 10-QSB for Fiscal Quarter Ended March 31, 2006
          File Number 000-31165

Dear Ms. Jenkins:

     In response to your comment letter dated May 18, 2006, the Company has amended its 2005 10-KSB and its first quarter 2006 10-QSB to respond to your comments. The first paragraph of Item 8A of the Form 10-KSB and Item 3 of the 10 QSB has been revised to clarify that the Company's controls and procedures are not simply "designed" to be effective, but that they are effective as of the end of the periods covered as required by Item 307 of Regulation S-B.

                                        Sincerely,

                                        /s/ Ronald N.  Vance
                                        Ronald N. Vance

Encl.